Document and Entity Information	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	DZS INC.
Entity Central Index Key	0001101680
Entity Incorporation, State or Country Code	DE
Entity File Number	000-32743
Entity Tax Identification Number	22-3509099
Entity Address, Address Line One	5700 Tennyson Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	469
Local Phone Number	327-1531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common stock, $0.001 par value
Trading Symbol(s)	DZSI
Name of each exchange on which registered	NASDAQ